RELATED PARTY TRANSACTIONS	3 Months Ended	12 Months Ended
	Jun. 30, 2014	Mar. 31, 2014
RELATED PARTY TRANSACTIONS [Text Block]

NOTE 10 – RELATED PARTY TRANSACTIONS

On May 21, 2014, the Company granted a total of 6,000,000 stock options Steven A. Nickolas and Richard A. Wright ( 3,000,000 stock options to each). The stock options are exercisable at the exercise price of $0.1455 per share for a period of ten years from the date of grant. 3,000,000 stock options vested upon the date of grant and the 3,000,000 stock options will vest on November 21, 2014.

On October 8, 2013, the Company issued a total of 20,000,000 shares of non-convertible Series A Preferred Stock to Steven A. Nickolas and Richard A. Wright ( 10,000,000 shares to each), our directors and executive officers, in consideration for the past services, at a deemed value of $0.001 per share. We valued these shares based on the cost considering the time and average billing rate of these individuals and recorded a $20,000 stock compensation cost for the period ended June 30, 2014.

On October 9, 2013, the Company granted a total of 6,000,000 stock options to Steven A. Nickolas and Richard A. Wright ( 3,000,000 stock options to each). The stock options are exercisable at the exercise price of $0.605 per share for a period of ten years from the date of grant. The stock options vest as follows: (i) 1,000,000 upon the date of grant; and (ii) 500,000 per quarter until fully vested.

On August 1, 2013 the Company entered into a 3 -year sub-lease agreement requiring a monthly payment of $2,085 for office space in Scottsdale, Arizona, with a basic monthly lease increase of 8% and 7% on each anniversary date. The Company or the landlord can cancel the lease with 30 days’ notice. The sub-lessor is an entity owned by the Company’s Chief Executive Officer and President.

As of March 31, 2014 the Company had $0 in equipment deposits with an entity that is controlled and owned by an officer, director and shareholder of the Company. During the period ended March 31, 2014, the Company provided $201,900 of deposits on equipment used to produce our alkaline water to an entity that is controlled and owned by an officer, director and shareholder of the Company. During the month of March 2014, these funds were returned to the Company.

During the period ended June 30, 2013, the Company had a total of $39,846, in general and administrative expenses with related parties. Of that total for period ended June 30, 201, $20,000 was consulting fees to an officer, director and shareholder of the Company, $8,346 was rent and repairs to an entity that is controlled and owned by an officer, director and shareholder of the Company and $11,500 was professional fees to an entity that is controlled and owned by an officer, director and shareholder.

On January 17, 2014, amended on February 12, 2014 the Company entered into an equipment lease with Water Engineering Solutions LLC, an entity that is controlled and owned by an officer, director and shareholder, for specialized equipment used to make our alkaline water totaling $190,756 and agreed to a 60 month term at $3,864 per month.

On April 2, 2014 the Company entered into a sale-leaseback transaction with Water Engineering Solutions LLC, an entity that is controlled and owned by an officer, director and shareholder, for specialized equipment with an original cost of $208,773 acquired in August 2013. The Company received proceeds of $188,000 in April 2014.

The lease terms are 60 monthly payments of $3,812, payable 30 days after installation of the equipment and a purchase option of $1.00. The Company recorded a loss on sales leaseback of $20,773.

Under the terms of the exclusive manufacturing agreement entered into on April 15, 2013 between the Company and Water Engineering Solutions LLC, a related party, we paid $690,000 on May 1 2014 and $21,500 on June 27, 2014 for specialized equipment used in the production of our alkaline water. Water Engineering Solutions LLC is an entity that is controlled and owned by an officer, director and shareholder.

NOTE 10 – RELATED PARTY TRANSACTIONS

On October 8, 2013, the Company issued a total of 20,000,000 shares of non-convertible Series A Preferred Stock to Steven A. Nickolas and Richard A. Wright ( 10,000,000 shares to each), our directors and executive officers, in consideration for the past services, at a deemed value of $0.001 per share. We valued these shares based on the cost considering the time and average billing rate of these individuals and recorded a $20,000 stock compensation cost for the year ended March 31, 2014.

On October 9, 2013, the Company granted a total of 6,000,000 stock options to Steven A. Nickolas and Richard A. Wright ( 3,000,000 stock options to each). The stock options are exercisable at the exercise price of $0.605 per share for a period of ten years from the date of grant. The stock options vest as follows: (i) 1,000,000 upon the date of grant; and (ii) 500,000 per quarter until fully vested.

On August 1, 2013 the Company entered into a 3 -year sub-lease agreement requiring a monthly payment of $2,085 for office space in Scottsdale, Arizona, with a basic monthly lease increase of 8% and 7% on each anniversary date.

The Company or the landlord can cancel the lease with 30 days’ notice. The sub-lessor is an entity owned by the Company’s Chief Executive Officer and President.

As of March 31, 2013, the Company had an equipment deposit totaling $15,000 to an entity that is controlled and owned by an officer, director and shareholder of the Company. During the period from Inception (June 19, 2012) to March 31, 2013, the Company purchased $39,897 in equipment from an entity that is controlled and owned by an officer, director and shareholder of the Company.

As of March 31, 2014 the Company had $0 in equipment deposits with an entity that is controlled and owned by an officer, director and shareholder of the Company. During the year ended March 31, 2014, the Company provided $201,900 of deposits on equipment used to produce our alkaline water to an entity that is controlled and owned by an officer, director and shareholder of the Company. During the month of March 2014, these funds were returned to the Company.

During the year ended March 31, 2014 the Company acquired equipment of $208,773 and $10,287 from an entity that is controlled and majority-owned by an officer, director and shareholder of the Company.

During the year ended March 31, 2014, the Company had a total of $62,092, in general and administrative expenses with related parties. Of that total for year ended March 31, 2014, $33,592 was consulting fees to an officer, director and shareholder of the Company, $12,000 was rent to an entity that is controlled and owned by an officer, director and shareholder of the Company and $16,500 was professional fees to an entity that is controlled and owned by an officer, director and shareholder. During the period from inception to March 31, 2013, the Company had a total of $104,929 in general and administrative expenses related party, principally $69,736 was consulting fees to an officer, director and shareholder of the Company, $32,322 was rent to an entity that is controlled and owned by an officer, director and shareholder of the Company and $2,875 was professional fees to an entity that is controlled and owned by an officer, director and shareholder.

During the year ended March 31, 2014, the Company recorded as other related party income a total of $40,029 to an entity that is controlled and owned by an officer, director and shareholder of the Company. The income reflects the Company’s estimate of vehicle rent and labor of an employee when utilized by the related party.

On January 17, 2014 the Company entered into an equipment lease with Water Engineering Solutions LLC, an entity that is controlled and owned by an officer, director and shareholder, for specialized equipment used to make our alkaline water totaling $190,756 and agreed to a 60 month term at $2,512 per month and a final payment of $28,585. On February 12, 2014 the Company amended this lease, as noted above, with equipment deposits of $201,900 being returned to the Company. In addition the lease terms were amended to 60 monthly payments of $3,864, payable 30 days after installation of the equipment and a purchase option of $1.00.

On April 2, 2014 the Company entered into a sale-leaseback transaction with Water Engineering Solutions LLC, an entity that is controlled and owned by an officer, director and shareholder, for specialized equipment with an original cost of $208,773 acquired in August 2013. The Company received proceeds of $188,000 in April 2014.

Under the terms of the exclusive manufacturing agreement entered into on April 15, 2013 between the Company and Water Engineering Solutions LLC, a related party, the Company paid $690,000 on May 1 2014 for specialized equipment used in the production of our alkaline water.